Short-Term Bond Fund (Prospectus Summary) | Short-Term Bond Fund
TDAM Short-Term Bond Fund
Investment Objective
The TDAM Short-Term Bond Fund (the "Short-Term Bond Fund") seeks to provide a high level of income consistent with the preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Short-Term Bond Fund.
Shareholder Transaction Fees (fees paid directly from your investment) None
Shareholder Fees	Short-Term Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Short-Term Bond Fund
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.23%
Total Annual Operating Expenses	0.48%

Example
This Example is intended to help you compare the cost of investing in the
Short-Term Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Short-Term Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Short-Term Bond Fund	49	154	269	604

Portfolio Turnover
The Short-Term Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Short-Term Bond Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the
Example, affect the Short-Term Bond Fund's performance. During the most recent fiscal year, the Short-Term Bond Fund's portfolio turnover rate was 75% of the average value of its portfolio.
Investment Strategies
Under normal circumstances, the Short-Term Bond Fund invests at least 80% of its assets in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, as well as investment-grade debt obligations
(debt obligations rated in one of the four highest ratings categories by a nationally recognized statistical rating organization) of banks and corporations. An unrated debt obligation may be treated as investment-grade if warranted by the Investment Manager's analysis. In addition, under normal circumstances, the Investment Manager will maintain an average dollar-weighted maturity for the Short-Term Bond Fund of 3 years or less for securities which the Short-Term Bond Fund holds.

The Investment Manager will allocate the Short-Term Bond Fund's assets across different market sectors (for example, corporate or government securities) and different maturities based on its view of the relative value of each sector or maturity.

In selecting investments for the Short-Term Bond Fund, the Investment Manager
will analyze a security's structural features and current price, trading opportunities and the credit quality of the issuer. The Short-Term Bond Fund may invest in mortgage-backed and asset-backed securities. The Short-Term Bond Fund may sell securities for a variety of reasons, such as to adjust the portfolio's average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

In managing the Short-Term Bond Fund, the Investment Manager will use a proprietary investment philosophy, which places a strong emphasis on fundamental credit research. Pursuant to this philosophy, the Investment Manager will invest the assets of the Short-Term Bond Fund in securities that have a lower average credit quality than its benchmark index, the Merrill Lynch 1 - 3 Year Treasury
Index, because such investments provide sufficient incremental income to justify their additional risk. The Investment Manager will also seek to minimize deviations from the average duration of the Short-Term Bond Fund's benchmark index, consistent with the belief that interest rate speculation is not appropriate for a long-term investment philosophy. In addition, the Investment
Manager will seek to enhance returns by taking advantage of yield differentials among securities.
Principal Risks
If the Investment Manager's strategies do not work as intended, the Short-Term
Bond Fund may not achieve its investment objective.

Investment Risk  - You could lose money on your investment in the Short-Term
Bond Fund, or the Short-Term Bond Fund could underperform other investments.

Interest Rate Risk  - Prices of fixed income securities generally increase when interest rates decline and decrease when interest rates rise. Interest rate risk is the risk that the Short-Term Bond Fund's fixed-income securities will decline in value because of increases in market interest rates.

Credit Risk  - Fixed income investments, such as bonds, involve credit risk.
This is the risk that the issuer or credit enhancer will not make timely payments of principal and interest. The degree of credit risk depends on the issuer's financial condition and on the terms of the debt instrument. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness also may affect the value of the Short-Term Bond Fund's investment in that issuer.

Prepayment Risk  - Prepayment risk is the risk that the ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change. Such prepayments often occur during periods of declining interest rates, and may cause the Short-Term Bond
Fund to reinvest its assets in lower yielding securities.

Mortgage-Backed Securities Risk - The value of the Short-Term Bond Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise.
If the underlying mortgages are paid off sooner than expected, the Short-Term
Bond Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.

Asset-Backed Securities Risk - Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing asset-backed securities. The value of the Short-Term Bond Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Banking Industry Risk - The Short-Term Bond Fund may invest a significant portion of its assets in obligations that are issued or backed by U.S. and
non-U.S. banks, and thus will be more susceptible to negative events affecting the worldwide banking industry.

An investment in the Short-Term Bond Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other government agency.
Performance
The following bar chart and table illustrate the risks of investing in the
Short-Term Bond Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows average annual total returns of the Short-Term
Bond Fund. Of course, past performance is not necessarily an indication of how the Short-Term Bond Fund will perform in the future. For updated performance information, please call (866) 416-4031 or visit www.tdamusa.com.
The bar chart shows changes in the Fund's performance from year to year.
ANNUAL TOTAL RETURN as of 12/31 each year

For the period covered by the bar chart, the highest and lowest quarterly returns were 2.96% (for the quarter ended 12/31/08) and (0.50) % (for the quarter ended 6/30/08), respectively.
The table shows average annual total returns of the Short-Term Bond Fund.
AVERAGE ANNUAL TOTAL RETURN for the periods ended 12/31/11
Average Annual Total Returns	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Short-Term Bond Fund	Return Before Taxes	1.30%	3.54%	3.48%	Dec. 18, 2006	[1]
Short-Term Bond Fund After Taxes on Distributions	Return After Taxes on Distributions	0.84%	2.47%	2.41%	Dec. 18, 2006	[1]
Short-Term Bond Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions And Sale of Fund Shares	0.87%	2.40%	2.35%	Dec. 18, 2006	[1]
Short-Term Bond Fund Bank of America Merrill Lynch 1 - 3 Year Treasury Index	Bank of America Merrill Lynch 1 - 3 Year Treasury Index (reflects no deduction for fees or expenses)	1.55%	3.69%	3.69%	Dec. 18, 2006	[1]
[1]	Index returns provided from December 31, 2006.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown above. After-tax returns are not relevant to investors who hold shares through a tax-deferred account, such as an individual retirement account or a 401(k) plan.